ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ENVIRONMENTAL LIABILITIES
Total provision for decommissioning, restoration and rehabilitation costs	R$ 85,191	R$ 83,806
Environmental liabilities	21,928	17,737
Environmental liabilities	R$ 63,263	R$ 66,069